Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 25, 2023
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001452937
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2023
Prospectus Date	rr_ProspectusDate	Sep. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
ROBO Global(R) Robotics and Automation Index ETF | ROBO Global(R) Robotics and Automation Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ROBO
ROBO Global(R) Artificial Intelligence ETF | ROBO Global(R) Artificial Intelligence ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	THNQ
ROBO Global(R) Healthcare Technology and Innovation ETF | ROBO Global(R) Healthcare Technology and Innovation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HTEC